Loss Per Share (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Loss per Share [Abstract]
Schedule of Basic and Diluted Net Loss Per Share Attributable to Common Stockholders

Basic and diluted net loss per share attributable to common stockholders was calculated as follows:

	Three months ended March 31,
	2026	2025
Net loss attributable to Class A common stockholders	(10,770)	(3,314)
Deduct redeemable convertible preferred shares cumulative dividend	-	(139)
Net loss attributable to Class A common stockholders	(10,770)	(3,453)
Weighted average number of ordinary shares (thousands of shares), basic and diluted	3,471,031	2,356,837
Net loss per share attributable to ordinary shareholders, basic and diluted	$(3.10)	$(1.47)

Basic and diluted net loss per share attributable to common stockholders was calculated as follows:

	Year ended December 31, 2025	Year ended December 31, 2024
Net loss	(12,819)	(15,610)
Deduct redeemable convertible preferred stock cumulative dividend	(687)	(570)
Net loss attributable to ordinary shareholders	(13,506)	(16,180)
Weighted average number of ordinary shares (thousands of shares), basic and diluted	745,257	748,188
Net loss per share attributable to ordinary shareholders, basic and diluted	(18.12)	(21.62)